Non-statutory accounts	12 Months Ended
Dec. 31, 2025
Non-statutory Accounts [Abstract]
Non-statutory accounts

39	Non-statutory accounts
The information set out in these accounts does not constitute the Company’s statutory accounts for the years ended 31 December 2025 or 2024.
Those accounts have been reported on by the Company’s auditors: their reports were unqualified and did not contain a statement under Section
498(2) or (3) of the Companies Act 2006.
The accounts for 2024 have been delivered to the Registrar of Companies and those for 2025 will be delivered in due course.